Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Dividends [Abstract]
Schedule of dividends on ordinary shares
Shareholders who have already joined the dividend reinvestment plan will automatically receive ordinary shares instead of the cash dividend. Key dates for the payment of the recommended dividend are outlined below.

Shares quoted ex-dividend for 2023 interim dividend	3 August 2023
Record date for 2023 interim dividend	4 August 2023
Final date for joining or leaving the interim 2023 dividend reinvestment plan	18 August 2023
Interim 2023 dividend paid	12 September 2023